Net Defined Benefit Liabilities - Summary of Expected Maturity Analysis of Undiscounted Pension Benefit Payments Including Expected Future Benefit (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	₩ 7,701,644	[1]
Description of undiscounted pension benefits including expected future benefits	Amount determined under the promotion compensation type defined contribution plan is excluded.
Expected contribution to plan assets	₩ 224,658
Bottom of range [member]
Disclosure Of Expected Maturity Analysis [Line Items]
Weighted average duration of defined benefit obligation	1 year
Top of range [member]
Disclosure Of Expected Maturity Analysis [Line Items]
Weighted average duration of defined benefit obligation	11 years
Up to 1 year
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	₩ 89,554	[1]
1~2 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	177,777	[1]
2~5 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	709,744	[1]
5~10 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	1,466,517	[1]
Over 10 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	₩ 5,258,052	[1]

[1]	Amount determined under the promotion compensation type defined contribution plan is excluded.